FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA AA

Years Ended December 31, 2024 and 2023

Transamerica Life Insurance Company

Separate Account VA AA

Financial Statements

Years Ended December 31, 2024 and 2023

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and

Contract Owners of Separate Account VA AA

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA AA (the Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts
AB Balanced Hedged Allocation Class B Shares (1)	ProFund VP UltraSmall-Cap (1)
Fidelity® VIP Index 500 Service Class 2 (1)	ProFund VP Utilities (1)
Franklin Allocation Class 4 Shares (1)	TA Aegon Bond Service Class (1)
ProFund Access VP High Yield (1)	TA Aegon Core Bond Service Class (1)
ProFund VP Asia 30 (1)	TA Aegon High Yield Bond Service Class (1)
ProFund VP Bull (1)	TA Aegon Sustainable Equity Income Service Class (1)
ProFund VP Communication Services (1)	TA Aegon U.S. Government Securities Service Class (1)
ProFund VP Consumer Discretionary (1)	TA BlackRock Government Money Market Service Class (1)
ProFund VP Emerging Markets (1)	TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

ProFund VP Energy (1)	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)
ProFund VP Europe 30 (1)	TA BlackRock iShares Edge 40 Service Class (1)
ProFund VP Falling U.S. Dollar (1)	TA BlackRock iShares Tactical - Balanced Service Class (1)
ProFund VP Financials (1)	TA BlackRock iShares Tactical - Conservative Service Class (1)
ProFund VP Government Money Market (1)	TA BlackRock iShares Tactical - Growth Service Class (1)
ProFund VP International (1)	TA BlackRock Real Estate Securities Service Class (1)
ProFund VP Japan (1)	TA BlackRock Tactical Allocation Service Class (1)
ProFund VP Materials (1)	TA Goldman Sachs Managed Risk - Balanced ETF Initial Class (1)
ProFund VP Mid-Cap (1)	TA Goldman Sachs Managed Risk - Growth ETF Initial Class (1)
ProFund VP NASDAQ-100 (1)	TA Goldman Sachs Managed Risk - Growth ETF Service Class (1)
ProFund VP Pharmaceuticals (1)	TA International Focus Service Class (1)
ProFund VP Precious Metals (1)	TA Janus Balanced Service Class (1)
ProFund VP Short Emerging Markets (1)	TA Janus Mid-Cap Growth Service Class (1)
ProFund VP Short International (1)	TA JPMorgan Enhanced Index Service Class (1)
ProFund VP Short NASDAQ-100 (1)	TA JPMorgan Tactical Allocation Service Class (1)
ProFund VP Short Small-Cap (1)	TA Multi-Managed Balanced Service Class (1)
ProFund VP Small-Cap (1)	TA Small/Mid Cap Value Service Class (1)
ProFund VP Small-Cap Value (1)	TA T. Rowe Price Small Cap Service Class (1)
ProFund VP U.S. Government Plus (1)	TA WMC US Growth Service Class (1)
(1) Statements of operations and changes in net assets for the year ended December 31, 2024

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of the Separate Account since 2024.

Chicago, IL

April 18, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA AA

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA AA indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA AA as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Hedged Allocation Class B Shares	ProFund VP UltraSmall-Cap
Fidelity® VIP Index 500 Service Class 2	ProFund VP Utilities
Franklin Allocation Class 4 Shares	TA Aegon Bond Service Class
ProFund Access VP High Yield	TA Aegon Core Bond Service Class
ProFund VP Asia 30	TA Aegon High Yield Bond Service Class
ProFund VP Bull	TA Aegon Sustainable Equity Income Service Class
ProFund VP Communication Services	TA Aegon U.S. Government Securities Service Class
ProFund VP Consumer Discretionary	TA BlackRock Government Money Market Service Class
ProFund VP Emerging Markets	TA BlackRock iShares Active Asset Allocation - Conservative Service Class
ProFund VP Energy	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
ProFund VP Europe 30	TA BlackRock iShares Edge 40 Service Class
ProFund VP Falling U.S. Dollar	TA BlackRock Real Estate Securities Service Class
ProFund VP Financials	TA BlackRock Tactical Allocation Service Class
ProFund VP Government Money Market	TA Goldman Sachs Managed Risk - Balanced ETF Initial Class
ProFund VP International	TA Goldman Sachs Managed Risk - Growth ETF Initial Class
ProFund VP Japan	TA Goldman Sachs Managed Risk - Growth ETF Service Class
ProFund VP Materials	TA International Focus Service Class
ProFund VP Mid-Cap	TA Janus Balanced Service Class
ProFund VP NASDAQ-100	TA Janus Mid-Cap Growth Service Class
ProFund VP Pharmaceuticals	TA JPMorgan Enhanced Index Service Class
ProFund VP Precious Metals	TA JPMorgan Tactical Allocation Service Class
ProFund VP Short Emerging Markets	TA Multi-Managed Balanced Service Class
ProFund VP Short International	TA PIMCO Tactical - Balanced Service Class

ProFund VP Short NASDAQ-100	TA PIMCO Tactical - Conservative Service Class
ProFund VP Short Small-Cap	TA PIMCO Tactical - Growth Service Class
ProFund VP Small-Cap	TA Small/Mid Cap Value Service Class
ProFund VP Small-Cap Value	TA T. Rowe Price Small Cap Service Class
ProFund VP U.S. Government Plus	TA WMC US Growth Service Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA AA based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA AA in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agent, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA AA since 2014.

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Hedged Allocation Class B Shares	-	$-	$-	$-	$-	-	$2.670912	$13.283347
Fidelity® VIP Index 500 Service Class 2	-	-	-	-	-	-	4.380342	25.170660
Franklin Allocation Class 4 Shares	-	-	-	-	-	-	2.909588	13.388030
ProFund Access VP High Yield	2,425.392	58,482	60,465	(1)	60,464	27,418	2.059791	10.976986
ProFund VP Asia 30	650.082	24,423	25,529	-	25,529	32,485	0.733979	11.308276
ProFund VP Bull	1,142.176	58,947	66,794	(4)	66,790	18,711	3.333843	22.107875
ProFund VP Communication Services	-	-	-	-	-	-	1.763130	13.739393
ProFund VP Consumer Discretionary	-	-	-	-	-	-	4.529073	20.283261
ProFund VP Emerging Markets	815.799	24,632	24,507	(4)	24,503	30,224	0.757218	12.890868
ProFund VP Energy	-	-	-	-	-	-	1.122851	11.592128
ProFund VP Europe 30	-	-	-	-	-	-	1.094948	13.267237
ProFund VP Falling U.S. Dollar	-	-	-	-	-	-	0.497965	7.463853
ProFund VP Financials	-	-	-	-	-	-	1.907633	18.683814
ProFund VP Government Money Market	150.673	151	151	(151)	-	-	0.976117	9.676163
ProFund VP International	-	-	-	-	-	-	0.863428	11.638753
ProFund VP Japan	-	-	-	-	-	-	1.743563	18.920717
ProFund VP Materials	-	-	-	-	-	-	1.701549	14.913672
ProFund VP Mid-Cap	0.303	6	5	(5)	-	-	2.627470	15.167222
ProFund VP NASDAQ-100	557.729	28,282	35,126	1	35,127	4,694	6.989756	33.833819
ProFund VP Pharmaceuticals	-	-	-	-	-	-	2.217101	11.592511
ProFund VP Precious Metals	-	-	-	-	-	-	0.490903	12.094685
ProFund VP Short Emerging Markets	-	-	-	-	-	-	0.190195	3.861679
ProFund VP Short International	-	-	-	-	-	-	0.255987	5.040350
ProFund VP Short NASDAQ-100	-	-	-	-	-	-	0.035091	1.513025
ProFund VP Short Small-Cap	-	-	-	-	-	-	0.079699	3.612294
ProFund VP Small-Cap	255.851	8,570	9,472	1	9,473	4,016	2.203113	13.380246
ProFund VP Small-Cap Value	-	-	-	-	-	-	2.447669	13.315010
ProFund VP U.S. Government Plus	0.265	6	3	(3)	-	-	1.055549	6.052060
ProFund VP UltraSmall-Cap	-	-	-	-	-	-	1.922491	12.290735
ProFund VP Utilities	-	-	-	-	-	-	2.244507	15.148751
TA Aegon Bond Service Class	931.772	8,822	8,749	1	8,750	5,930	1.378198	9.533380
TA Aegon Core Bond Service Class	-	-	-	-	-	-	1.423780	9.587484
TA Aegon High Yield Bond Service Class	-	-	-	-	-	-	2.154730	12.032315
TA Aegon Sustainable Equity Income Service Class	-	-	-	-	-	-	1.957646	13.325360
TA Aegon U.S. Government Securities Service Class	-	-	-	-	-	-	1.215189	9.038856
TA BlackRock Government Money Market Service Class	484,403.610	484,404	484,404	32	484,436	444,161	1.018215	9.955572
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	-	-	-	-	-	-	1.443161	11.657100
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	-	-	-	-	-	-	1.616890	12.350133
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-	1.270344	11.989278
TA BlackRock iShares Tactical - Balanced Service Class	-	-	-	-	-	-	1.465241	12.085447

See accompanying notes.	6

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock iShares Tactical - Conservative Service Class	-	$-	$-	$-	$-	-	$1.330483	$11.491786
TA BlackRock iShares Tactical - Growth Service Class	-	-	-	-	-	-	1.602407	13.816444
TA BlackRock Real Estate Securities Service Class	0.208	2	2	(2)	-	-	1.184241	10.948115
TA BlackRock Tactical Allocation Service Class	-	-	-	-	-	-	1.649510	14.253854
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	-	-	-	-	-	-	1.899012	13.291206
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-	2.252400	15.586498
TA Goldman Sachs Managed Risk - Growth ETF Service Class	-	-	-	-	-	-	1.858256	15.270652
TA International Focus Service Class	-	-	-	-	-	-	1.489428	13.489908
TA Janus Balanced Service Class	-	-	-	-	-	-	2.478771	17.743904
TA Janus Mid-Cap Growth Service Class	1,660.170	47,602	49,290	(3)	49,287	14,296	3.220135	22.771302
TA JPMorgan Enhanced Index Service Class	-	-	-	-	-	-	4.391001	25.401324
TA JPMorgan Tactical Allocation Service Class	-	-	-	-	-	-	1.480228	11.464913
TA Multi-Managed Balanced Service Class	-	-	-	-	-	-	2.965877	17.552386
TA Small/Mid Cap Value Service Class	0.170	3	3	(3)	-	-	3.148902	16.042372
TA T. Rowe Price Small Cap Service Class	1,713.879	18,092	18,150	(4)	18,146	4,023	4.212858	18.418373
TA WMC US Growth Service Class	905.529	27,836	35,841	(1)	35,840	7,600	4.404182	31.696056

See accompanying notes.	7

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

AB Balanced Hedged Allocation Class B Shares	$-	$-	$-
Fidelity® VIP Index 500 Service Class 2	-	-	-
Franklin Allocation Class 4 Shares	-	-	-
ProFund Access VP High Yield	60,464	-	60,464
ProFund VP Asia 30	25,529	-	25,529
ProFund VP Bull	66,790	-	66,790
ProFund VP Communication Services	-	-	-
ProFund VP Consumer Discretionary	-	-	-
ProFund VP Emerging Markets	24,503	-	24,503
ProFund VP Energy	-	-	-
ProFund VP Europe 30	-	-	-
ProFund VP Falling U.S. Dollar	-	-	-
ProFund VP Financials	-	-	-
ProFund VP Government Money Market	-	-	-
ProFund VP International	-	-	-
ProFund VP Japan	-	-	-
ProFund VP Materials	-	-	-
ProFund VP Mid-Cap	-	-	-
ProFund VP NASDAQ-100	35,127	-	35,127
ProFund VP Pharmaceuticals	-	-	-
ProFund VP Precious Metals	-	-	-
ProFund VP Short Emerging Markets	-	-	-
ProFund VP Short International	-	-	-
ProFund VP Short NASDAQ-100	-	-	-
ProFund VP Short Small-Cap	-	-	-
ProFund VP Small-Cap	9,473	-	9,473
ProFund VP Small-Cap Value	-	-	-
ProFund VP U.S. Government Plus	-	-	-
ProFund VP UltraSmall-Cap	-	-	-
ProFund VP Utilities	-	-	-
TA Aegon Bond Service Class	8,750	-	8,750
TA Aegon Core Bond Service Class	-	-	-
TA Aegon High Yield Bond Service Class	-	-	-
TA Aegon Sustainable Equity Income Service Class	-	-	-
TA Aegon U.S. Government Securities Service Class	-	-	-
TA BlackRock Government Money Market Service Class	484,436	-	484,436
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	-	-	-
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	-	-	-
TA BlackRock iShares Edge 40 Service Class	-	-	-
TA BlackRock iShares Tactical - Balanced Service Class	-	-	-
TA BlackRock iShares Tactical - Conservative Service Class	-	-	-

See accompanying notes.	8

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

TA BlackRock iShares Tactical - Growth Service Class	$-	$-	$-
TA BlackRock Real Estate Securities Service Class	-	-	-
TA BlackRock Tactical Allocation Service Class	-	-	-
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	-	-	-
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-
TA Goldman Sachs Managed Risk - Growth ETF Service Class	-	-	-
TA International Focus Service Class	-	-	-
TA Janus Balanced Service Class	-	-	-
TA Janus Mid-Cap Growth Service Class	49,287	-	49,287
TA JPMorgan Enhanced Index Service Class	-	-	-
TA JPMorgan Tactical Allocation Service Class	-	-	-
TA Multi-Managed Balanced Service Class	-	-	-
TA Small/Mid Cap Value Service Class	-	-	-
TA T. Rowe Price Small Cap Service Class	18,146	-	18,146
TA WMC US Growth Service Class	35,840	-	35,840

See accompanying notes.	9

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	AB Balanced Hedged Allocation Class B Shares Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount	Franklin Allocation Class 4 Shares Subaccount	ProFund Access VP High Yield Subaccount

Net Assets as of December 31, 2022:	$-	$-	$-	$54,552

Investment Income:
Reinvested Dividends	-	-	-	1,961
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	158

Net Investment Income (Loss)	-	-	-	1,803

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	(2,496)

Net Realized Capital Gains (Losses) on Investments	-	-	-	(2,496)
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	3,863

Net Gain (Loss) on Investment	-	-	-	1,367

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	3,170

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	(245)

Total Increase (Decrease) in Net Assets	-	-	-	2,925

Net Assets as of December 31, 2023:	$-	$-	$-	$57,477

Investment Income:
Reinvested Dividends	-	-	-	3,120
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	266

Net Investment Income (Loss)	-	-	-	2,854

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	24

Net Realized Capital Gains (Losses) on Investments	-	-	-	24
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	457

Net Gain (Loss) on Investment	-	-	-	481

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	3,335

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	(348)

Total Increase (Decrease) in Net Assets	-	-	-	2,987

Net Assets as of December 31, 2024:	$-	$-	$-	$60,464

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP Asia 30 Subaccount	ProFund VP Bull Subaccount	ProFund VP Communication Services Subaccount	ProFund VP Consumer Discretionary Subaccount

Net Assets as of December 31, 2022:	$11,094	$44,462	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19	221	-	-

Net Investment Income (Loss)	(19)	(221)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	8,484	-	-
Realized Gain (Loss) on Investments	(271)	(9)	-	-

Net Realized Capital Gains (Losses) on Investments	(271)	8,475	-	-
Net Change in Unrealized Appreciation (Depreciation)	385	2,057	-	-

Net Gain (Loss) on Investment	114	10,532	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	95	10,311	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(11,189)	(2)	-	-

Total Increase (Decrease) in Net Assets	(11,094)	10,309	-	-

Net Assets as of December 31, 2023:	$-	$54,771	$-	$-

Investment Income:
Reinvested Dividends	190	449	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	62	280	-	-

Net Investment Income (Loss)	128	169	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,002	-	-
Realized Gain (Loss) on Investments	1	18	-	-

Net Realized Capital Gains (Losses) on Investments	1	3,020	-	-
Net Change in Unrealized Appreciation (Depreciation)	1,106	8,831	-	-

Net Gain (Loss) on Investment	1,107	11,851	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	1,235	12,020	-	-

Increase (Decrease) in Net Assets from Contract Transactions	24,294	(1)	-	-

Total Increase (Decrease) in Net Assets	25,529	12,019	-	-

Net Assets as of December 31, 2024:	$25,529	$66,790	$-	$-

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP Emerging Markets Subaccount	ProFund VP Energy Subaccount	ProFund VP Europe 30 Subaccount	ProFund VP Falling U.S. Dollar Subaccount

Net Assets as of December 31, 2022:	$12,882	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20	-	27	-

Net Investment Income (Loss)	(20)	-	(27)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	1,194	-	425	-

Net Realized Capital Gains (Losses) on Investments	1,194	-	425	-
Net Change in Unrealized Appreciation (Depreciation)	31	-	-	-

Net Gain (Loss) on Investment	1,225	-	425	-

Net Increase (Decrease) in Net Assets Resulting from Operations	1,205	-	398	-

Increase (Decrease) in Net Assets from Contract Transactions	(14,087)	-	(398)	-

Total Increase (Decrease) in Net Assets	(12,882)	-	-	-

Net Assets as of December 31, 2023:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	375	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	62	-	-	-

Net Investment Income (Loss)	313	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	2	-	-	-

Net Realized Capital Gains (Losses) on Investments	2	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(127)	-	-	-

Net Gain (Loss) on Investment	(125)	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	188	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	24,315	-	-	-

Total Increase (Decrease) in Net Assets	24,503	-	-	-

Net Assets as of December 31, 2024:	$24,503	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP Financials Subaccount	ProFund VP Government Money Market Subaccount	ProFund VP International Subaccount	ProFund VP Japan Subaccount

Net Assets as of December 31, 2022:	$-	$-	$24,283	$23,967

Investment Income:
Reinvested Dividends	-	749	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	80	50	36

Net Investment Income (Loss)	-	669	(50)	(36)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	1,458	1,716

Net Realized Capital Gains (Losses) on Investments	-	-	1,458	1,716
Net Change in Unrealized Appreciation (Depreciation)	-	-	195	1,266

Net Gain (Loss) on Investment	-	-	1,653	2,982

Net Increase (Decrease) in Net Assets Resulting from Operations	-	669	1,603	2,946

Increase (Decrease) in Net Assets from Contract Transactions	-	(669)	(25,886)	(26,913)

Total Increase (Decrease) in Net Assets	-	-	(24,283)	(23,967)

Net Assets as of December 31, 2023:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	6	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	6	6

Net Investment Income (Loss)	-	6	(6)	(6)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	(417)	(714)

Net Realized Capital Gains (Losses) on Investments	-	-	(417)	(714)
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	(417)	(714)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	6	(423)	(720)

Increase (Decrease) in Net Assets from Contract Transactions	-	(6)	423	720

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2024:	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP Materials Subaccount	ProFund VP Mid-Cap Subaccount	ProFund VP NASDAQ-100 Subaccount	ProFund VP Pharmaceuticals Subaccount

Net Assets as of December 31, 2022:	$-	$5,731	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	11	91	-

Net Investment Income (Loss)	-	(11)	(91)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	144	-
Realized Gain (Loss) on Investments	-	(758)	1,091	-

Net Realized Capital Gains (Losses) on Investments	-	(758)	1,235	-
Net Change in Unrealized Appreciation (Depreciation)	-	307	5,778	-

Net Gain (Loss) on Investment	-	(451)	7,013	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(462)	6,922	-

Increase (Decrease) in Net Assets from Contract Transactions	-	2,798	23,811	-

Total Increase (Decrease) in Net Assets	-	2,336	30,733	-

Net Assets as of December 31, 2023:	$-	$8,067	$30,733	$-

Investment Income:
Reinvested Dividends	-	-	129	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	24	146	-

Net Investment Income (Loss)	-	(24)	(17)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	3,802	-
Realized Gain (Loss) on Investments	-	62	1,764	-

Net Realized Capital Gains (Losses) on Investments	-	62	5,566	-
Net Change in Unrealized Appreciation (Depreciation)	-	(9)	1,065	-

Net Gain (Loss) on Investment	-	53	6,631	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	29	6,614	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(8,096)	(2,220)	-

Total Increase (Decrease) in Net Assets	-	(8,067)	4,394	-

Net Assets as of December 31, 2024:	$-	$-	$35,127	$-

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP Precious Metals Subaccount	ProFund VP Short Emerging Markets Subaccount	ProFund VP Short International Subaccount	ProFund VP Short NASDAQ-100 Subaccount

Net Assets as of December 31, 2022:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2023:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2024:	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP Short Small-Cap Subaccount	ProFund VP Small-Cap Subaccount	ProFund VP Small-Cap Value Subaccount	ProFund VP U.S. Government Plus Subaccount

Net Assets as of December 31, 2022:	$-	$7,600	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	35	3	-

Net Investment Income (Loss)	-	(35)	(3)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	(1)	-	-

Net Realized Capital Gains (Losses) on Investments	-	(1)	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	1,131	163	-

Net Gain (Loss) on Investment	-	1,130	163	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	1,095	160	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(1)	29,008	-

Total Increase (Decrease) in Net Assets	-	1,094	29,168	-

Net Assets as of December 31, 2023:	$-	$8,694	$29,168	$-

Investment Income:
Reinvested Dividends	-	120	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	41	15	-

Net Investment Income (Loss)	-	79	(15)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	4	(787)	-

Net Realized Capital Gains (Losses) on Investments	-	4	(787)	-
Net Change in Unrealized Appreciation (Depreciation)	-	697	(163)	-

Net Gain (Loss) on Investment	-	701	(950)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	780	(965)	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(1)	(28,203)	-

Total Increase (Decrease) in Net Assets	-	779	(29,168)	-

Net Assets as of December 31, 2024:	$-	$9,473	$-	$-

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Utilities Subaccount	TA Aegon Bond Service Class Subaccount	TA Aegon Core Bond Service Class Subaccount

Net Assets as of December 31, 2022:	$-	$-	$21,381	$-

Investment Income:
Reinvested Dividends	-	-	49	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	82	11

Net Investment Income (Loss)	-	-	(33)	(11)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	1,589	(306)

Net Realized Capital Gains (Losses) on Investments	-	-	1,589	(306)
Net Change in Unrealized Appreciation (Depreciation)	-	-	(470)	-

Net Gain (Loss) on Investment	-	-	1,119	(306)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	1,086	(317)

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(14,373)	317

Total Increase (Decrease) in Net Assets	-	-	(13,287)	-

Net Assets as of December 31, 2023:	$-	$-	$8,094	$-

Investment Income:
Reinvested Dividends	-	-	347	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	51	-

Net Investment Income (Loss)	-	-	296	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	(5)	-

Net Realized Capital Gains (Losses) on Investments	-	-	(5)	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	(98)	-

Net Gain (Loss) on Investment	-	-	(103)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	193	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	463	-

Total Increase (Decrease) in Net Assets	-	-	656	-

Net Assets as of December 31, 2024:	$-	$-	$8,750	$-

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA BlackRock Government Money Market Service Class Subaccount

Net Assets as of December 31, 2022:	$-	$18,642	$-	$445,726

Investment Income:
Reinvested Dividends	-	413	-	20,736
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	28	-	2,031

Net Investment Income (Loss)	-	385	-	18,705

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	12	(336)	-	-

Net Realized Capital Gains (Losses) on Investments	12	(336)	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	(19)	-	-

Net Gain (Loss) on Investment	12	(355)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	12	30	-	18,705

Increase (Decrease) in Net Assets from Contract Transactions	(12)	(18,672)	-	4

Total Increase (Decrease) in Net Assets	-	(18,642)	-	18,709

Net Assets as of December 31, 2023:	$-	$-	$-	$464,435

Investment Income:
Reinvested Dividends	-	-	-	22,144
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	8	-	2,139

Net Investment Income (Loss)	-	(8)	-	20,005

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	701	-	-

Net Realized Capital Gains (Losses) on Investments	-	701	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	701	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	693	-	20,005

Increase (Decrease) in Net Assets from Contract Transactions	-	(693)	-	(4)

Total Increase (Decrease) in Net Assets	-	-	-	20,001

Net Assets as of December 31, 2024:	$-	$-	$-	$484,436

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA BlackRock iShares Active Asset Allocation - Conservative Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class Subaccount	TA BlackRock iShares Edge 40 Service Class Subaccount	TA BlackRock iShares Tactical - Balanced Service Class Subaccount

Net Assets as of December 31, 2022:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2023:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2024:	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA BlackRock iShares Tactical - Conservative Service Class Subaccount	TA BlackRock iShares Tactical - Growth Service Class Subaccount	TA BlackRock Real Estate Securities Service Class Subaccount	TA BlackRock Tactical Allocation Service Class Subaccount

Net Assets as of December 31, 2022:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2023:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2024:	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Goldman Sachs Managed Risk - Balanced ETF Initial Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Initial Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Service Class Subaccount	TA International Focus Service Class Subaccount

Net Assets as of December 31, 2022:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2023:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2024:	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount

Net Assets as of December 31, 2022:	$-	$10,403	$-	$18,577

Investment Income:
Reinvested Dividends	-	-	-	332
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	184	-	27

Net Investment Income (Loss)	-	(184)	-	305

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	7,541	-	-
Realized Gain (Loss) on Investments	-	(4,223)	-	(1,541)

Net Realized Capital Gains (Losses) on Investments	-	3,318	-	(1,541)
Net Change in Unrealized Appreciation (Depreciation)	-	2,019	-	1,348

Net Gain (Loss) on Investment	-	5,337	-	(193)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	5,153	-	112

Increase (Decrease) in Net Assets from Contract Transactions	-	43,799	-	(18,689)

Total Increase (Decrease) in Net Assets	-	48,952	-	(18,577)

Net Assets as of December 31, 2023:	$-	$59,355	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	214	-	8

Net Investment Income (Loss)	-	(214)	-	(8)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,080	-	-
Realized Gain (Loss) on Investments	-	(123)	-	429

Net Realized Capital Gains (Losses) on Investments	-	2,957	-	429
Net Change in Unrealized Appreciation (Depreciation)	-	3,356	-	-

Net Gain (Loss) on Investment	-	6,313	-	429

Net Increase (Decrease) in Net Assets Resulting from Operations	-	6,099	-	421

Increase (Decrease) in Net Assets from Contract Transactions	-	(16,167)	-	(421)

Total Increase (Decrease) in Net Assets	-	(10,068)	-	-

Net Assets as of December 31, 2024:	$-	$49,287	$-	$-

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Life Insurance Company

Separate Account VA AA

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Multi-Managed Balanced Service Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2022:	$-	$5,739	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	12	42	90

Net Investment Income (Loss)	-	(12)	(42)	(90)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	698	836
Realized Gain (Loss) on Investments	-	(800)	(2,111)	929

Net Realized Capital Gains (Losses) on Investments	-	(800)	(1,413)	1,765
Net Change in Unrealized Appreciation (Depreciation)	-	305	-	4,705

Net Gain (Loss) on Investment	-	(495)	(1,413)	6,470

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(507)	(1,455)	6,380

Increase (Decrease) in Net Assets from Contract Transactions	-	2,901	1,455	24,290

Total Increase (Decrease) in Net Assets	-	2,394	-	30,670

Net Assets as of December 31, 2023:	$-	$8,133	$-	$30,670

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	24	76	147

Net Investment Income (Loss)	-	(24)	(76)	(147)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	741	3,140
Realized Gain (Loss) on Investments	-	(97)	2,214	1,576

Net Realized Capital Gains (Losses) on Investments	-	(97)	2,955	4,716
Net Change in Unrealized Appreciation (Depreciation)	-	(76)	59	3,299

Net Gain (Loss) on Investment	-	(173)	3,014	8,015

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(197)	2,938	7,868

Increase (Decrease) in Net Assets from Contract Transactions	-	(7,936)	15,208	(2,698)

Total Increase (Decrease) in Net Assets	-	(8,133)	18,146	5,170

Net Assets as of December 31, 2024:	$-	$-	$18,146	$35,840

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2024

1.  Organization

Separate Account VA AA (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica WRL Freedom Advisor.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Hedged Allocation Class B Shares	AB Balanced Hedged Allocation Portfolio Class B Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
ProFunds	ProFunds
ProFund Access VP High Yield	ProFund Access VP High Yield Fund
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Bull	ProFund VP Bull
ProFund VP Communication Services	ProFund VP Communication Services
ProFund VP Consumer Discretionary	ProFund VP Consumer Discretionary
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Energy	ProFund VP Energy
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Materials	ProFund VP Materials
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2024

1.  Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
ProFunds	ProFunds
ProFund VP Utilities	ProFund VP Utilities
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock iShares Tactical - Balanced Service Class	Transamerica BlackRock iShares Tactical - Balanced VP Service Class
TA BlackRock iShares Tactical - Conservative Service Class	Transamerica BlackRock iShares Tactical - Conservative VP Service Class
TA BlackRock iShares Tactical - Growth Service Class	Transamerica BlackRock iShares Tactical - Growth VP Service Class
TA BlackRock Real Estate Securities Service Class	Transamerica BlackRock Real Estate Securities VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Initial Class
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Initial Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2024:

Subaccount	Formerly

TA BlackRock iShares Tactical - Balanced Service Class	TA PIMCO Tactical - Balanced Service Class

TA BlackRock iShares Tactical - Conservative Service Class	TA PIMCO Tactical - Conservative Service Class

TA BlackRock iShares Tactical - Growth Service Class	TA PIMCO Tactical - Growth Service Class

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2024

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2024.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2024

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales

AB Balanced Hedged Allocation Class B Shares	$-	$-

Fidelity® VIP Index 500 Service Class 2	-	-

Franklin Allocation Class 4 Shares	-	-

ProFund Access VP High Yield	3,120	613

ProFund VP Asia 30	24,483	61

ProFund VP Bull	3,452	280

ProFund VP Communication Services	-	-

ProFund VP Consumer Discretionary	-	-

ProFund VP Emerging Markets	24,689	61

ProFund VP Energy	-	-

ProFund VP Europe 30	-	-

ProFund VP Falling U.S. Dollar	-	-

ProFund VP Financials	-	-

ProFund VP Government Money Market	6	-

ProFund VP International	15,502	15,085

ProFund VP Japan	15,502	14,788

ProFund VP Materials	-	-

ProFund VP Mid-Cap	23,747	31,866

ProFund VP NASDAQ-100	7,823	6,260

ProFund VP Pharmaceuticals	-	-

ProFund VP Precious Metals	-	-

ProFund VP Short Emerging Markets	-	-

ProFund VP Short International	-	-

ProFund VP Short NASDAQ-100	-	-

ProFund VP Short Small-Cap	-	-

ProFund VP Small-Cap	121	41

ProFund VP Small-Cap Value	-	28,218

ProFund VP U.S. Government Plus	-	-

ProFund VP UltraSmall-Cap	-	-

ProFund VP Utilities	-	-

TA Aegon Bond Service Class	18,143	17,385

TA Aegon Core Bond Service Class	-	-

TA Aegon High Yield Bond Service Class	-	-

TA Aegon Sustainable Equity Income Service Class	23,340	24,041

TA Aegon U.S. Government Securities Service Class	-	-

TA BlackRock Government Money Market Service Class	22,145	2,139

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2024

3. Investments (continued)

Subaccount	Purchases	Sales

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	$-	$-

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	-	-

TA BlackRock iShares Edge 40 Service Class	-	-

TA BlackRock iShares Tactical - Balanced Service Class	-	-

TA BlackRock iShares Tactical - Conservative Service Class	-	-

TA BlackRock iShares Tactical - Growth Service Class	-	-

TA BlackRock Real Estate Securities Service Class	-	-

TA BlackRock Tactical Allocation Service Class	-	-

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	-	-

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-

TA Goldman Sachs Managed Risk - Growth ETF Service Class	-	-

TA International Focus Service Class	-	-

TA Janus Balanced Service Class	-	-

TA Janus Mid-Cap Growth Service Class	41,459	54,759

TA JPMorgan Enhanced Index Service Class	-	-

TA JPMorgan Tactical Allocation Service Class	21,685	22,114

TA Multi-Managed Balanced Service Class	-	-

TA Small/Mid Cap Value Service Class	23,891	31,851

TA T. Rowe Price Small Cap Service Class	61,112	45,239

TA WMC US Growth Service Class	6,477	6,182

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	-	-	-	-	-	-

Fidelity® VIP Index 500 Service Class 2	-	-	-	-	-	-

Franklin Allocation Class 4 Shares	-	-	-	-	-	-

ProFund Access VP High Yield	-	(166)	(166)	34,528	(35,724)	(1,196)

ProFund VP Asia 30	32,485	-	32,485	29,306	(45,587)	(16,281)

ProFund VP Bull	-	-	-	-	-	-

ProFund VP Communication Services	-	-	-	-	-	-

ProFund VP Consumer Discretionary	-	-	-	-	-	-

ProFund VP Emerging Markets	30,224	-	30,224	26,607	(46,193)	(19,586)

ProFund VP Energy	-	-	-	-	-	-

ProFund VP Europe 30	-	-	-	50,096	(50,096)	-

ProFund VP Falling U.S. Dollar	-	-	-	-	-	-

ProFund VP Financials	-	-	-	-	-	-

ProFund VP Government Money Market	-	-	-	83,302	(83,302)	-

ProFund VP International	16,069	(16,069)	-	28,068	(58,412)	(30,344)

ProFund VP Japan	8,280	(8,280)	-	22,550	(43,466)	(20,916)

ProFund VP Materials	-	-	-	-	-	-

ProFund VP Mid-Cap	8,892	(12,064)	(3,172)	8,328	(7,710)	618

ProFund VP NASDAQ-100	593	(945)	(352)	6,907	(1,861)	5,046

ProFund VP Pharmaceuticals	-	-	-	-	-	-

ProFund VP Precious Metals	-	-	-	-	-	-

ProFund VP Short Emerging Markets	-	-	-	-	-	-

ProFund VP Short International	-	-	-	-	-	-

ProFund VP Short NASDAQ-100	-	-	-	-	-	-

ProFund VP Short Small-Cap	-	-	-	-	-	-

ProFund VP Small-Cap	-	-	-	-	-	-

ProFund VP Small-Cap Value	-	(11,731)	(11,731)	11,731	-	11,731

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

ProFund VP U.S. Government Plus	-	-	-	-	-	-

ProFund VP UltraSmall-Cap	-	-	-	-	-	-

ProFund VP Utilities	-	-	-	-	-	-

TA Aegon Bond Service Class	12,396	(12,029)	367	78,836	(88,808)	(9,972)

TA Aegon Core Bond Service Class	-	-	-	9,484	(9,484)	-

TA Aegon High Yield Bond Service Class	-	-	-	3,741	(3,741)	-

TA Aegon Sustainable Equity Income Service Class	12,240	(12,240)	-	12,626	(23,521)	(10,895)

TA Aegon U.S. Government Securities Service Class	-	-	-	-	-	-

TA BlackRock Government Money Market Service Class	-	-	-	-	-	-

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	-	-	-	-	-	-

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	-	-	-	-	-	-

TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-

TA BlackRock iShares Tactical - Balanced Service Class	-	-	-	-	-	-

TA BlackRock iShares Tactical - Conservative Service Class	-	-	-	-	-	-

TA BlackRock iShares Tactical - Growth Service Class	-	-	-	-	-	-

TA BlackRock Real Estate Securities Service Class	-	-	-	-	-	-

TA BlackRock Tactical Allocation Service Class	-	-	-	-	-	-

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	-	-	-	-	-	-

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-

TA Goldman Sachs Managed Risk - Growth ETF Service Class	-	-	-	-	-	-

TA International Focus Service Class	-	-	-	-	-	-

TA Janus Balanced Service Class	-	-	-	-	-	-

TA Janus Mid-Cap Growth Service Class	12,016	(17,269)	(5,253)	33,689	(18,124)	15,565

TA JPMorgan Enhanced Index Service Class	-	-	-	-	-	-

TA JPMorgan Tactical Allocation Service Class	14,345	(14,345)	-	14,905	(28,032)	(13,127)

TA Multi-Managed Balanced Service Class	-	-	-	-	-	-

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Small/Mid Cap Value Service Class	7,415	(10,022)	(2,607)	7,246	(6,693)	553

TA T. Rowe Price Small Cap Service Class	14,501	(10,478)	4,023	18,460	(18,460)	-

TA WMC US Growth Service Class	801	(1,534)	(733)	11,503	(3,170)	8,333

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	$-	$-	$-	$-	$-	$-

Fidelity® VIP Index 500 Service Class 2	-	-	-	-	-	-

Franklin Allocation Class 4 Shares	-	-	-	-	-	-

ProFund Access VP High Yield	-	(348)	(348)	68,826	(69,071)	(245)

ProFund VP Asia 30	24,294	-	24,294	20,932	(32,121)	(11,189)

ProFund VP Bull	-	(1)	(1)	-	(2)	(2)

ProFund VP Communication Services	-	-	-	-	-	-

ProFund VP Consumer Discretionary	-	-	-	-	-	-

ProFund VP Emerging Markets	24,315	-	24,315	18,526	(32,613)	(14,087)

ProFund VP Energy	-	-	-	-	-	-

ProFund VP Europe 30	-	-	-	51,662	(52,060)	(398)

ProFund VP Falling U.S. Dollar	-	-	-	-	-	-

ProFund VP Financials	-	-	-	-	-	-

ProFund VP Government Money Market	-	(6)	(6)	82,329	(82,998)	(669)

ProFund VP International	15,502	(15,079)	423	24,713	(50,599)	(25,886)

ProFund VP Japan	15,502	(14,782)	720	32,085	(58,998)	(26,913)

ProFund VP Materials	-	-	-	-	-	-

ProFund VP Mid-Cap	23,747	(31,843)	(8,096)	20,074	(17,276)	2,798

ProFund VP NASDAQ-100	3,894	(6,114)	(2,220)	33,545	(9,734)	23,811

ProFund VP Pharmaceuticals	-	-	-	-	-	-

ProFund VP Precious Metals	-	-	-	-	-	-

ProFund VP Short Emerging Markets	-	-	-	-	-	-

ProFund VP Short International	-	-	-	-	-	-

ProFund VP Short NASDAQ-100	-	-	-	-	-	-

ProFund VP Short Small-Cap	-	-	-	-	-	-

ProFund VP Small-Cap	-	(1)	(1)	-	(1)	(1)

ProFund VP Small-Cap Value	-	(28,203)	(28,203)	29,008	-	29,008

ProFund VP U.S. Government Plus	-	-	-	-	-	-

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

ProFund VP UltraSmall-Cap	$-	$-	$-	$ -	$-	$-

ProFund VP Utilities	-	-	-	-	-	-

TA Aegon Bond Service Class	17,797	(17,334)	463	110,937	(125,310)	(14,373)

TA Aegon Core Bond Service Class	-	-	-	13,921	(13,604)	317

TA Aegon High Yield Bond Service Class	-	-	-	8,058	(8,070)	(12)

TA Aegon Sustainable Equity Income Service Class	23,340	(24,033)	(693)	21,428	(40,100)	(18,672)

TA Aegon U.S. Government Securities Service Class	-	-	-	-	-	-

TA BlackRock Government Money Market Service Class	-	(4)	(4)	-	4	4

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	-	-	-	-	-	-

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	-	-	-	-	-	-

TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-

TA BlackRock iShares Tactical - Balanced Service Class	-	-	-	-	-	-

TA BlackRock iShares Tactical - Conservative Service Class	-	-	-	-	-	-

TA BlackRock iShares Tactical - Growth Service Class	-	-	-	-	-	-

TA BlackRock Real Estate Securities Service Class	-	-	-	-	-	-

TA BlackRock Tactical Allocation Service Class	-	-	-	-	-	-

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	-	-	-	-	-	-

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-

TA Goldman Sachs Managed Risk - Growth ETF Service Class	-	-	-	-	-	-

TA International Focus Service Class	-	-	-	-	-	-

TA Janus Balanced Service Class	-	-	-	-	-	-

TA Janus Mid-Cap Growth Service Class	38,381	(54,548)	(16,167)	94,051	(50,252)	43,799

TA JPMorgan Enhanced Index Service Class	-	-	-	-	-	-

TA JPMorgan Tactical Allocation Service Class	21,684	(22,105)	(421)	21,373	(40,062)	(18,689)

TA Multi-Managed Balanced Service Class	-	-	-	-	-	-

TA Small/Mid Cap Value Service Class	23,891	(31,827)	(7,936)	21,606	(18,705)	2,901

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA T. Rowe Price Small Cap Service Class	$60,371	$(45,163)	$15,208	$ 66,915	$(65,460)	$1,455

TA WMC US Growth Service Class	3,339	(6,037)	(2,698)	34,369	(10,079)	24,290

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2024

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Balanced Hedged Allocation Class B Shares
12/31/2024	-	$2.85	to	$13.28	$-	-%	0.65%	to	1.95%	7.87%	to	6.49%
12/31/2023	-	2.64	to	12.47	-	-	0.65	to	1.95	11.93	to	10.51
12/31/2022	-	2.36	to	11.29	-	-	0.65	to	1.95	(19.69)	to	(20.71)
12/31/2021	-	2.94	to	14.24	-	-	0.65	to	1.95	12.63	to	11.20
12/31/2020	-	2.61	to	12.80	-	-	0.65	to	1.95	8.55	to	7.16
Fidelity® VIP Index 500 Service Class 2
12/31/2024	-	4.69	to	25.17	-	-	0.45	to	1.75	24.03	to	22.43
12/31/2023	-	3.78	to	20.56	-	-	0.45	to	1.75	25.32	to	23.72
12/31/2022	-	3.02	to	16.62	-	-	0.45	to	1.75	(18.78)	to	(19.82)
12/31/2021	-	3.72	to	20.72	-	-	0.45	to	1.75	27.68	to	26.05
12/31/2020	-	2.91	to	16.44	-	-	0.45	to	1.75	17.42	to	15.92
Franklin Allocation Class 4 Shares
12/31/2024	-	3.10	to	13.39	-	-	0.60	to	1.90	8.23	to	6.85
12/31/2023	-	2.87	to	12.53	-	-	0.60	to	1.90	13.94	to	12.49
12/31/2022	-	2.52	to	11.14	-	-	0.60	to	1.90	(16.69)	to	(17.75)
12/31/2021	-	3.02	to	13.54	-	-	0.60	to	1.90	10.87	to	9.46
12/31/2020	-	2.72	to	12.37	-	-	0.60	to	1.90	11.08	to	9.67
ProFund Access VP High Yield
12/31/2024	27,418	2.21	to	10.98	60,464	5.29	0.45	to	1.75	5.83	to	4.47
12/31/2023	27,584	2.08	to	10.51	57,477	5.62	0.45	to	1.75	9.93	to	8.53
12/31/2022	28,780	1.90	to	9.68	54,552	7.96	0.45	to	1.75	(8.38)	to	(9.55)
12/31/2021	-	2.07	to	10.70	-	-	0.45	to	1.75	(0.18)	to	(1.45)
12/31/2020	-	2.07	to	10.86	-	-	0.45	to	1.75	(0.51)	to	(1.78)
ProFund VP Asia 30
12/31/2024	32,485	0.79	to	11.31	25,529	1.37	0.45	to	1.75	11.06	to	9.63
12/31/2023	-	0.71	to	10.31	-	-	0.45	to	1.75	3.85	to	2.53
12/31/2022	16,281	0.68	to	10.06	11,094	-	0.45	to	1.75	(24.76)	to	(25.73)
12/31/2021	-	0.91	to	13.55	-	-	0.45	to	1.75	(18.89)	to	(19.92)
12/31/2020	-	1.12	to	16.92	-	0.54	0.45	to	1.75	34.94	to	33.22
ProFund VP Bull
12/31/2024	18,711	3.57	to	22.11	66,790	0.72	0.45	to	1.75	21.94	to	20.38
12/31/2023	18,711	2.93	to	18.37	54,771	-	0.45	to	1.75	23.19	to	21.62
12/31/2022	18,711	2.38	to	15.10	44,462	-	0.45	to	1.75	(20.09)	to	(21.11)
12/31/2021	18,711	2.97	to	19.14	55,644	-	0.45	to	1.75	25.77	to	24.16
12/31/2020	18,711	2.36	to	15.42	44,243	0.08	0.45	to	1.75	15.51	to	14.04
ProFund VP Communication Services
12/31/2024	-	1.89	to	13.74	-	-	0.45	to	1.75	32.05	to	30.35
12/31/2023	-	1.43	to	10.54	-	-	0.45	to	1.75	31.23	to	29.56
12/31/2022	-	1.09	to	8.14	-	-	0.45	to	1.75	(21.57)	to	(22.57)
12/31/2021	-	1.39	to	10.51	-	-	0.45	to	1.75	17.88	to	16.38
12/31/2020	-	1.18	to	9.03	-	-	0.45	to	1.75	2.69	to	1.38
ProFund VP Consumer Discretionary
12/31/2024	-	4.85	to	20.28	-	-	0.45	to	1.75	23.88	to	22.29
12/31/2023	-	3.91	to	16.59	-	-	0.45	to	1.75	31.47	to	29.79
12/31/2022	-	2.98	to	12.78	-	-	0.45	to	1.75	(31.84)	to	(32.71)
12/31/2021	-	4.37	to	18.99	-	-	0.45	to	1.75	9.74	to	8.33
12/31/2020	-	3.98	to	17.53	-	-	0.45	to	1.75	27.77	to	26.14

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Emerging Markets
12/31/2024	30,224	$0.81	to	$12.89	$24,503	2.70%	0.45%	to	1.75%	7.37%	to	5.99%
12/31/2023	-	0.76	to	12.16	-	-	0.45	to	1.75	14.80	to	13.34
12/31/2022	19,586	0.66	to	10.73	12,882	0.53	0.45	to	1.75	(16.57)	to	(17.63)
12/31/2021	4,637	0.79	to	13.03	3,630	-	0.45	to	1.75	(18.38)	to	(19.42)
12/31/2020	4,637	0.97	to	16.17	4,450	0.38	0.45	to	1.75	26.15	to	24.54
ProFund VP Energy
12/31/2024	-	1.20	to	11.59	-	-	0.45	to	1.75	3.30	to	1.98
12/31/2023	-	1.16	to	11.37	-	-	0.45	to	1.75	(2.93)	to	(4.17)
12/31/2022	-	1.20	to	11.86	-	-	0.45	to	1.75	58.72	to	56.70
12/31/2021	-	0.76	to	7.57	-	-	0.45	to	1.75	51.25	to	49.32
12/31/2020	-	0.50	to	5.07	-	-	0.45	to	1.75	(34.75)	to	(35.59)
ProFund VP Europe 30
12/31/2024	-	1.17	to	13.27	-	-	0.45	to	1.75	3.88	to	2.54
12/31/2023	-	1.13	to	12.94	-	-	0.45	to	1.75	16.94	to	15.45
12/31/2022	-	0.97	to	11.21	-	2.09	0.45	to	1.75	(8.17)	to	(9.35)
12/31/2021	-	1.05	to	12.36	-	-	0.45	to	1.75	23.97	to	22.39
12/31/2020	-	0.85	to	10.10	-	-	0.45	to	1.75	(9.64)	to	(10.79)
ProFund VP Falling U.S. Dollar
12/31/2024	-	0.53	to	7.46	-	-	0.45	to	1.75	(5.55)	to	(6.76)
12/31/2023	-	0.56	to	8.01	-	-	0.45	to	1.75	2.78	to	1.47
12/31/2022	-	0.55	to	7.89	-	-	0.45	to	1.75	(9.17)	to	(10.33)
12/31/2021	-	0.60	to	8.80	-	-	0.45	to	1.75	(8.44)	to	(9.61)
12/31/2020	-	0.66	to	9.73	-	-	0.45	to	1.75	4.34	to	3.00
ProFund VP Financials
12/31/2024	-	2.04	to	18.68	-	-	0.45	to	1.75	27.87	to	26.23
12/31/2023	-	1.60	to	14.80	-	-	0.45	to	1.75	13.38	to	11.93
12/31/2022	-	1.41	to	13.22	-	-	0.45	to	1.75	(15.52)	to	(16.60)
12/31/2021	-	1.67	to	15.86	-	-	0.45	to	1.75	29.52	to	27.87
12/31/2020	-	1.29	to	12.40	-	-	0.45	to	1.75	(2.21)	to	(3.46)
ProFund VP Government Money Market
12/31/2024	-	1.05	to	9.68	-	4.21	0.45	to	1.75	3.83	to	2.50
12/31/2023	-	1.01	to	9.44	-	4.10	0.45	to	1.75	3.68	to	2.36
12/31/2022	-	0.97	to	9.22	-	0.13	0.45	to	1.75	0.59	to	(0.69)
12/31/2021	60,207	0.97	to	9.29	58,106	0.01	0.45	to	1.75	(0.44)	to	(1.71)
12/31/2020	-	0.97	to	9.45	-	0.13	0.45	to	1.75	(0.40)	to	(1.68)
ProFund VP International
12/31/2024	-	0.92	to	11.64	-	-	0.45	to	1.75	0.42	to	(0.87)
12/31/2023	-	0.92	to	11.74	-	-	0.45	to	1.75	15.04	to	13.57
12/31/2022	30,344	0.80	to	10.34	24,283	-	0.45	to	1.75	(16.82)	to	(17.88)
12/31/2021	-	0.96	to	12.59	-	-	0.45	to	1.75	8.33	to	6.95
12/31/2020	-	0.89	to	11.77	-	-	0.45	to	1.75	4.43	to	3.09
ProFund VP Japan
12/31/2024	-	1.87	to	18.92	-	-	0.45	to	1.75	21.67	to	20.11
12/31/2023	-	1.53	to	15.75	-	-	0.45	to	1.75	33.91	to	32.20
12/31/2022	20,916	1.15	to	11.92	23,967	-	0.45	to	1.75	(10.33)	to	(11.47)
12/31/2021	-	1.28	to	13.46	-	-	0.45	to	1.75	3.43	to	2.11
12/31/2020	-	1.24	to	13.18	-	-	0.45	to	1.75	15.41	to	13.94
ProFund VP Materials
12/31/2024	-	1.82	to	14.91	-	-	0.45	to	1.75	(1.99)	to	(3.25)
12/31/2023	-	1.86	to	15.41	-	-	0.45	to	1.75	11.88	to	10.45
12/31/2022	-	1.66	to	13.96	-	-	0.45	to	1.75	(9.55)	to	(10.70)
12/31/2021	-	1.84	to	15.63	-	-	0.45	to	1.75	25.07	to	23.47
12/31/2020	-	1.47	to	12.66	-	-	0.45	to	1.75	15.96	to	14.48

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Mid-Cap
12/31/2024	-	$2.81	to	$15.17	$-	-%	0.45%	to	1.75%	10.63%	to	9.21%
12/31/2023	3,172	2.54	to	13.89	8,067	-	0.45	to	1.75	13.32	to	11.88
12/31/2022	2,554	2.24	to	12.41	5,731	-	0.45	to	1.75	(15.30)	to	(16.38)
12/31/2021	13,042	2.65	to	14.84	34,421	-	0.45	to	1.75	21.66	to	20.11
12/31/2020	7,569	2.18	to	12.36	16,426	-	0.45	to	1.75	10.26	to	8.86
ProFund VP NASDAQ-100
12/31/2024	4,694	7.48	to	33.83	35,127	0.40	0.45	to	1.75	22.87	to	21.30
12/31/2023	5,046	6.09	to	27.89	30,733	-	0.45	to	1.75	51.50	to	49.57
12/31/2022	-	4.02	to	18.65	-	-	0.45	to	1.75	(34.21)	to	(35.05)
12/31/2021	10,810	6.11	to	28.71	65,800	-	0.45	to	1.75	24.24	to	22.66
12/31/2020	-	4.92	to	23.41	-	-	0.45	to	1.75	44.92	to	43.07
ProFund VP Pharmaceuticals
12/31/2024	-	2.37	to	11.59	-	-	0.45	to	1.75	2.94	to	1.62
12/31/2023	-	2.31	to	11.41	-	-	0.45	to	1.75	(5.91)	to	(7.11)
12/31/2022	-	2.45	to	12.28	-	-	0.45	to	1.75	(6.55)	to	(7.74)
12/31/2021	-	2.62	to	13.31	-	-	0.45	to	1.75	10.70	to	9.29
12/31/2020	-	2.37	to	12.18	-	-	0.45	to	1.75	12.01	to	10.58
ProFund VP Precious Metals
12/31/2024	-	0.53	to	12.09	-	-	0.45	to	1.75	6.10	to	4.74
12/31/2023	-	0.50	to	11.55	-	-	0.45	to	1.75	1.02	to	(0.26)
12/31/2022	-	0.49	to	11.58	-	-	0.45	to	1.75	(11.42)	to	(12.55)
12/31/2021	-	0.55	to	13.24	-	-	0.45	to	1.75	(9.34)	to	(10.50)
12/31/2020	-	0.61	to	14.79	-	-	0.45	to	1.75	23.55	to	21.97
ProFund VP Short Emerging Markets
12/31/2024	-	0.20	to	3.86	-	-	0.45	to	1.75	(5.08)	to	(6.30)
12/31/2023	-	0.21	to	4.12	-	-	0.45	to	1.75	(12.17)	to	(13.29)
12/31/2022	-	0.24	to	4.75	-	-	0.45	to	1.75	6.22	to	4.86
12/31/2021	-	0.23	to	4.53	-	-	0.45	to	1.75	9.46	to	8.07
12/31/2020	-	0.21	to	4.19	-	-	0.45	to	1.75	(32.06)	to	(32.93)
ProFund VP Short International
12/31/2024	-	0.27	to	5.04	-	-	0.45	to	1.75	3.03	to	1.71
12/31/2023	-	0.27	to	4.96	-	-	0.45	to	1.75	(10.69)	to	(11.83)
12/31/2022	-	0.30	to	5.62	-	-	0.45	to	1.75	11.95	to	10.52
12/31/2021	-	0.27	to	5.09	-	-	0.45	to	1.75	(13.79)	to	(14.89)
12/31/2020	-	0.31	to	5.98	-	-	0.45	to	1.75	(17.32)	to	(18.37)
ProFund VP Short NASDAQ-100
12/31/2024	-	0.04	to	1.51	-	-	0.45	to	1.75	(16.59)	to	(17.66)
12/31/2023	-	0.05	to	1.84	-	-	0.45	to	1.75	(32.70)	to	(33.56)
12/31/2022	-	0.07	to	2.77	-	-	0.45	to	1.75	34.47	to	32.75
12/31/2021	-	0.05	to	2.08	-	-	0.45	to	1.75	(25.48)	to	(26.42)
12/31/2020	-	0.07	to	2.83	-	-	0.45	to	1.75	(43.03)	to	(43.76)
ProFund VP Short Small-Cap
12/31/2024	-	0.09	to	3.61	-	-	0.45	to	1.75	(6.93)	to	(8.12)
12/31/2023	-	0.09	to	3.93	-	-	0.45	to	1.75	(11.27)	to	(12.41)
12/31/2022	-	0.10	to	4.49	-	-	0.45	to	1.75	17.28	to	15.79
12/31/2021	-	0.09	to	3.88	-	-	0.45	to	1.75	(19.42)	to	(20.44)
12/31/2020	-	0.11	to	4.87	-	-	0.45	to	1.75	(32.27)	to	(33.14)
ProFund VP Small-Cap
12/31/2024	4,016	2.36	to	13.38	9,473	1.33	0.45	to	1.75	8.96	to	7.57
12/31/2023	4,016	2.16	to	12.44	8,694	-	0.45	to	1.75	14.39	to	12.94
12/31/2022	4,016	1.89	to	11.01	7,600	-	0.45	to	1.75	(22.20)	to	(23.19)
12/31/2021	4,016	2.43	to	14.34	9,768	-	0.45	to	1.75	12.38	to	10.94
12/31/2020	4,016	2.16	to	12.93	8,692	0.06	0.45	to	1.75	16.53	to	15.04

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Small-Cap Value
12/31/2024	-	$2.62	to	$13.32	$-	-%	0.45%	to	1.75%	5.40%	to	4.04%
12/31/2023	11,731	2.49	to	12.80	29,168	-	0.45	to	1.75	12.43	to	11.00
12/31/2022	-	2.21	to	11.53	-	-	0.45	to	1.75	(12.80)	to	(13.92)
12/31/2021	-	2.54	to	13.39	-	0.13	0.45	to	1.75	27.98	to	26.35
12/31/2020	34,507	1.98	to	10.60	68,143	-	0.45	to	1.75	0.61	to	(0.68)
ProFund VP U.S. Government Plus
12/31/2024	-	1.13	to	6.05	-	3.97	0.45	to	1.75	(13.22)	to	(14.34)
12/31/2023	-	1.30	to	7.06	-	4.77	0.45	to	1.75	(0.40)	to	(1.67)
12/31/2022	-	1.31	to	7.19	-	-	0.45	to	1.75	(41.96)	to	(42.70)
12/31/2021	-	2.25	to	12.54	-	-	0.45	to	1.75	(7.50)	to	(8.68)
12/31/2020	-	2.44	to	13.73	-	-	0.45	to	1.75	20.15	to	18.62
ProFund VP UltraSmall-Cap
12/31/2024	-	2.06	to	12.29	-	-	0.45	to	1.75	10.20	to	8.78
12/31/2023	-	1.87	to	11.30	-	-	0.45	to	1.75	21.88	to	20.33
12/31/2022	-	1.53	to	9.39	-	-	0.45	to	1.75	(43.94)	to	(44.65)
12/31/2021	-	2.73	to	16.97	-	-	0.45	to	1.75	22.75	to	21.18
12/31/2020	-	2.23	to	14.00	-	-	0.45	to	1.75	15.87	to	14.39
ProFund VP Utilities
12/31/2024	-	2.40	to	15.15	-	-	0.45	to	1.75	20.73	to	19.18
12/31/2023	-	1.99	to	12.71	-	-	0.45	to	1.75	(9.00)	to	(10.16)
12/31/2022	-	2.19	to	14.15	-	-	0.45	to	1.75	(0.70)	to	(1.96)
12/31/2021	-	2.20	to	14.43	-	-	0.45	to	1.75	14.89	to	13.42
12/31/2020	-	1.92	to	12.72	-	-	0.45	to	1.75	(2.84)	to	(4.08)
TA Aegon Bond Service Class
12/31/2024	5,930	1.48	to	9.53	8,750	3.08	0.45	to	1.75	1.42	to	0.12
12/31/2023	5,563	1.45	to	9.52	8,094	0.27	0.45	to	1.75	5.71	to	4.36
12/31/2022	15,535	1.38	to	9.12	21,381	2.52	0.45	to	1.75	(15.46)	to	(16.54)
12/31/2021	44,575	1.63	to	10.93	72,255	1.62	0.45	to	1.75	(1.51)	to	(2.77)
12/31/2020	17,515	1.65	to	11.24	28,818	6.18	0.45	to	1.75	6.92	to	5.56
TA Aegon Core Bond Service Class
12/31/2024	-	1.52	to	9.59	-	-	0.45	to	1.75	0.72	to	(0.57)
12/31/2023	-	1.51	to	9.64	-	-	0.45	to	1.75	5.31	to	3.97
12/31/2022	-	1.44	to	9.27	-	-	0.45	to	1.75	(13.38)	to	(14.49)
12/31/2021	-	1.66	to	10.85	-	-	0.45	to	1.75	(1.71)	to	(2.96)
12/31/2020	-	1.69	to	11.18	-	-	0.45	to	1.75	6.68	to	5.32
TA Aegon High Yield Bond Service Class
12/31/2024	-	2.31	to	12.03	-	-	0.45	to	1.75	6.66	to	5.29
12/31/2023	-	2.16	to	11.43	-	-	0.45	to	1.75	10.37	to	8.97
12/31/2022	-	1.96	to	10.49	-	6.02	0.45	to	1.75	(11.85)	to	(12.97)
12/31/2021	3,101	2.22	to	12.05	6,846	5.85	0.45	to	1.75	5.78	to	4.42
12/31/2020	29,930	2.10	to	11.54	62,859	7.60	0.45	to	1.75	4.21	to	2.88
TA Aegon Sustainable Equity Income Service Class
12/31/2024	-	2.10	to	13.33	-	-	0.45	to	1.75	16.07	to	14.58
12/31/2023	-	1.81	to	11.63	-	6.73	0.45	to	1.75	5.53	to	4.19
12/31/2022	10,895	1.71	to	11.16	18,642	0.87	0.45	to	1.75	(12.24)	to	(13.36)
12/31/2021	25,184	1.95	to	12.88	48,908	-	0.45	to	1.75	21.57	to	20.02
12/31/2020	-	1.60	to	10.73	-	-	0.45	to	1.75	(8.00)	to	(9.18)
TA Aegon U.S. Government Securities Service Class
12/31/2024	-	1.30	to	9.04	-	-	0.45	to	1.75	(0.29)	to	(1.57)
12/31/2023	-	1.30	to	9.18	-	-	0.45	to	1.75	3.22	to	1.91
12/31/2022	-	1.26	to	9.01	-	-	0.45	to	1.75	(13.68)	to	(14.78)
12/31/2021	-	1.46	to	10.57	-	-	0.45	to	1.75	(2.97)	to	(4.21)
12/31/2020	-	1.51	to	11.04	-	-	0.45	to	1.75	8.18	to	6.79

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock Government Money Market Service Class
12/31/2024	444,161	$1.09	to	$9.96	$484,436	4.67%	0.45%	to	1.75%	4.31%	to	2.97%
12/31/2023	444,161	1.05	to	9.67	464,435	4.57	0.45	to	1.75	4.20	to	2.87
12/31/2022	444,161	1.00	to	9.40	445,726	1.40	0.45	to	1.75	0.95	to	(0.33)
12/31/2021	444,161	0.99	to	9.43	441,520	-	0.45	to	1.75	(0.44)	to	(1.72)
12/31/2020	444,161	1.00	to	9.60	443,473	0.05	0.45	to	1.75	(0.20)	to	(1.48)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2024	-	1.52	to	11.66	-	-	0.45	to	1.75	5.99	to	4.63
12/31/2023	-	1.43	to	11.14	-	-	0.45	to	1.75	9.47	to	8.07
12/31/2022	-	1.31	to	10.31	-	-	0.45	to	1.75	(15.67)	to	(16.74)
12/31/2021	-	1.55	to	12.38	-	-	0.45	to	1.75	5.27	to	3.92
12/31/2020	-	1.48	to	11.91	-	-	0.45	to	1.75	6.17	to	4.82
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2024	-	1.70	to	12.35	-	-	0.45	to	1.75	12.00	to	10.56
12/31/2023	-	1.52	to	11.17	-	-	0.45	to	1.75	17.10	to	15.60
12/31/2022	-	1.30	to	9.66	-	-	0.45	to	1.75	(18.68)	to	(19.72)
12/31/2021	-	1.60	to	12.04	-	-	0.45	to	1.75	7.14	to	5.77
12/31/2020	-	1.49	to	11.38	-	-	0.45	to	1.75	(2.52)	to	(3.76)
TA BlackRock iShares Edge 40 Service Class
12/31/2024	-	1.36	to	11.99	-	-	0.45	to	1.75	6.00	to	4.64
12/31/2023	-	1.28	to	11.46	-	-	0.45	to	1.75	8.58	to	7.20
12/31/2022	-	1.18	to	10.69	-	-	0.45	to	1.75	(14.82)	to	(15.91)
12/31/2021	-	1.39	to	12.71	-	-	0.45	to	1.75	5.30	to	3.96
12/31/2020	-	1.32	to	12.23	-	-	0.45	to	1.75	8.96	to	7.57
TA BlackRock iShares Tactical - Balanced Service Class
12/31/2024	-	1.56	to	12.09	-	-	0.45	to	1.75	8.20	to	6.81
12/31/2023	-	1.44	to	11.31	-	-	0.45	to	1.75	10.16	to	8.76
12/31/2022	-	1.31	to	10.40	-	-	0.45	to	1.75	(20.01)	to	(21.03)
12/31/2021	-	1.63	to	13.17	-	-	0.45	to	1.75	5.91	to	4.56
12/31/2020	-	1.54	to	12.60	-	-	0.45	to	1.75	8.37	to	6.99
TA BlackRock iShares Tactical - Conservative Service Class
12/31/2024	-	1.41	to	11.49	-	-	0.45	to	1.75	5.74	to	4.38
12/31/2023	-	1.34	to	11.01	-	-	0.45	to	1.75	6.76	to	5.40
12/31/2022	-	1.25	to	10.45	-	-	0.45	to	1.75	(17.66)	to	(18.71)
12/31/2021	-	1.52	to	12.85	-	-	0.45	to	1.75	3.74	to	2.42
12/31/2020	-	1.47	to	12.55	-	-	0.45	to	1.75	9.40	to	8.00
TA BlackRock iShares Tactical - Growth Service Class
12/31/2024	-	1.70	to	13.82	-	-	0.45	to	1.75	11.15	to	9.73
12/31/2023	-	1.53	to	12.59	-	-	0.45	to	1.75	13.43	to	11.98
12/31/2022	-	1.35	to	11.24	-	-	0.45	to	1.75	(18.39)	to	(19.44)
12/31/2021	-	1.65	to	13.96	-	-	0.45	to	1.75	8.72	to	7.33
12/31/2020	-	1.52	to	13.00	-	-	0.45	to	1.75	8.60	to	7.21
TA BlackRock Real Estate Securities Service Class
12/31/2024	-	1.27	to	10.95	-	1.86	0.45	to	1.75	0.57	to	(0.72)
12/31/2023	-	1.26	to	11.03	-	5.17	0.45	to	1.75	12.64	to	11.21
12/31/2022	-	1.12	to	9.92	-	3.22	0.45	to	1.75	(28.71)	to	(29.62)
12/31/2021	4,927	1.57	to	14.09	7,681	2.15	0.45	to	1.75	25.29	to	23.69
12/31/2020	4,927	1.25	to	11.39	6,134	11.67	0.45	to	1.75	(0.95)	to	(2.22)
TA BlackRock Tactical Allocation Service Class
12/31/2024	-	1.72	to	14.25	-	-	0.45	to	1.75	11.98	to	10.54
12/31/2023	-	1.54	to	12.89	-	-	0.45	to	1.75	14.37	to	12.91
12/31/2022	-	1.34	to	11.42	-	-	0.45	to	1.75	(16.58)	to	(17.65)
12/31/2021	-	1.61	to	13.87	-	-	0.45	to	1.75	7.15	to	5.78
12/31/2020	-	1.50	to	13.11	-	-	0.45	to	1.75	12.68	to	11.24

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class
12/31/2024	-	$2.03	to	$13.29	$-	-%	0.45%	to	1.75%	8.90%	to	7.50%
12/31/2023	-	1.86	to	12.36	-	-	0.45	to	1.75	12.91	to	11.47
12/31/2022	-	1.65	to	11.09	-	-	0.45	to	1.75	(14.46)	to	(15.55)
12/31/2021	-	1.93	to	13.13	-	-	0.45	to	1.75	9.16	to	7.77
12/31/2020	-	1.77	to	12.19	-	-	0.45	to	1.75	4.02	to	2.69
TA Goldman Sachs Managed Risk - Growth ETF Initial Class
12/31/2024	-	2.41	to	15.59	-	-	0.45	to	1.75	13.01	to	11.56
12/31/2023	-	2.13	to	13.97	-	-	0.45	to	1.75	17.56	to	16.06
12/31/2022	-	1.81	to	12.04	-	-	0.45	to	1.75	(14.70)	to	(15.79)
12/31/2021	-	2.12	to	14.30	-	-	0.45	to	1.75	13.73	to	12.28
12/31/2020	-	1.87	to	12.73	-	-	0.45	to	1.75	4.05	to	2.72
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2024	-	1.95	to	15.27	-	-	0.45	to	1.75	12.72	to	11.27
12/31/2023	-	1.73	to	13.72	-	-	0.45	to	1.75	17.15	to	15.66
12/31/2022	-	1.47	to	11.87	-	-	0.45	to	1.75	(14.90)	to	(15.99)
12/31/2021	-	1.73	to	14.12	-	-	0.45	to	1.75	13.53	to	12.08
12/31/2020	-	1.53	to	12.60	-	-	0.45	to	1.75	3.75	to	2.42
TA International Focus Service Class
12/31/2024	-	1.59	to	13.49	-	-	0.45	to	1.75	(1.77)	to	(3.03)
12/31/2023	-	1.62	to	13.91	-	-	0.45	to	1.75	11.77	to	10.34
12/31/2022	-	1.45	to	12.61	-	3.07	0.45	to	1.75	(20.65)	to	(21.66)
12/31/2021	3,020	1.83	to	16.09	5,489	1.06	0.45	to	1.75	10.13	to	8.73
12/31/2020	3,020	1.66	to	14.80	4,987	1.75	0.45	to	1.75	20.04	to	18.51
TA Janus Balanced Service Class
12/31/2024	-	2.63	to	17.74	-	-	0.45	to	1.75	14.34	to	12.87
12/31/2023	-	2.30	to	15.72	-	-	0.45	to	1.75	14.50	to	13.04
12/31/2022	-	2.01	to	13.91	-	-	0.45	to	1.75	(17.14)	to	(18.20)
12/31/2021	-	2.43	to	17.00	-	-	0.45	to	1.75	14.92	to	13.46
12/31/2020	-	2.11	to	14.98	-	-	0.45	to	1.75	13.80	to	12.35
TA Janus Mid-Cap Growth Service Class
12/31/2024	14,296	3.45	to	22.77	49,287	-	0.45	to	1.75	13.55	to	12.09
12/31/2023	19,549	3.04	to	20.31	59,355	-	0.45	to	1.75	16.28	to	14.80
12/31/2022	3,984	2.61	to	17.70	10,403	-	0.45	to	1.75	(17.31)	to	(18.36)
12/31/2021	14,879	3.16	to	21.68	46,856	0.16	0.45	to	1.75	16.47	to	14.98
12/31/2020	41,855	2.71	to	18.85	113,111	0.05	0.45	to	1.75	18.40	to	16.89
TA JPMorgan Enhanced Index Service Class
12/31/2024	-	4.70	to	25.40	-	-	0.45	to	1.75	23.34	to	21.76
12/31/2023	-	3.81	to	20.86	-	-	0.45	to	1.75	26.82	to	25.21
12/31/2022	-	3.01	to	16.66	-	-	0.45	to	1.75	(18.91)	to	(19.94)
12/31/2021	-	3.71	to	20.81	-	-	0.45	to	1.75	29.21	to	27.56
12/31/2020	-	2.87	to	16.32	-	-	0.45	to	1.75	19.32	to	17.80
TA JPMorgan Tactical Allocation Service Class
12/31/2024	-	1.58	to	11.46	-	-	0.45	to	1.75	3.61	to	2.28
12/31/2023	-	1.53	to	11.21	-	5.52	0.45	to	1.75	8.08	to	6.70
12/31/2022	13,127	1.42	to	10.50	18,577	0.78	0.45	to	1.75	(15.41)	to	(16.49)
12/31/2021	30,353	1.67	to	12.58	50,588	-	0.45	to	1.75	4.16	to	2.83
12/31/2020	-	1.61	to	12.23	-	-	0.45	to	1.75	11.60	to	10.17
TA Multi-Managed Balanced Service Class
12/31/2024	-	3.18	to	17.55	-	-	0.45	to	1.75	14.13	to	12.66
12/31/2023	-	2.78	to	15.58	-	-	0.45	to	1.75	17.91	to	16.41
12/31/2022	-	2.36	to	13.38	-	1.02	0.45	to	1.75	(16.86)	to	(17.92)
12/31/2021	12,293	2.84	to	16.31	34,648	0.96	0.45	to	1.75	16.27	to	14.78
12/31/2020	12,293	2.44	to	14.21	29,815	1.38	0.45	to	1.75	15.08	to	13.62

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Small/Mid Cap Value Service Class
12/31/2024	-	$3.37	to	$16.04	$-	-%	0.45%	to	1.75%	8.07%	to	6.69%
12/31/2023	2,607	3.12	to	15.04	8,133	-	0.45	to	1.75	11.65	to	10.23
12/31/2022	2,054	2.79	to	13.64	5,739	0.14	0.45	to	1.75	(8.94)	to	(10.10)
12/31/2021	10,669	3.07	to	15.17	32,608	0.27	0.45	to	1.75	27.24	to	25.62
12/31/2020	7,720	2.41	to	12.08	18,549	-	0.45	to	1.75	3.27	to	1.96
TA T. Rowe Price Small Cap Service Class
12/31/2024	4,023	4.51	to	18.42	18,146	-	0.45	to	1.75	12.10	to	10.66
12/31/2023	-	4.02	to	16.64	-	-	0.45	to	1.75	20.34	to	18.80
12/31/2022	-	3.34	to	14.01	-	-	0.45	to	1.75	(22.94)	to	(23.93)
12/31/2021	-	4.34	to	18.42	-	-	0.45	to	1.75	10.58	to	9.17
12/31/2020	34,609	3.92	to	16.87	135,320	-	0.45	to	1.75	22.75	to	21.18
TA WMC US Growth Service Class
12/31/2024	7,600	4.72	to	31.70	35,840	-	0.45	to	1.75	28.11	to	26.47
12/31/2023	8,333	3.68	to	25.06	30,670	-	0.45	to	1.75	41.09	to	39.29
12/31/2022	-	2.61	to	17.99	-	-	0.45	to	1.75	(31.82)	to	(32.69)
12/31/2021	-	3.83	to	26.73	-	-	0.45	to	1.75	19.83	to	18.30
12/31/2020	-	3.19	to	22.60	-	-	0.45	to	1.75	36.32	to	34.59

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2024

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.30% to 1.60% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Subaccount	Additional Fund Facilitation Fee Assessed
AB Balanced Hedged Allocation Class B Shares	0.20%
Franklin Allocation Class 4 Shares	0.15%

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

42

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2024

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

43

Transamerica Life Insurance Company

Separate Account VA AA

Notes to Financial Statements

December 31, 2024

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023.

44